Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of estimated useful lives of vessels, containers, handling equipment and other tangible assets years
1. Vessels	25
2. Containers	Mainly 13
3. Chassis	30
4. Other equipment	13
5. Dry docking for owned vessels	Up to 5

	years
1. Buildings	25
2. Computer systems and communication equipment	4 – 7	(mostly 5 years)
3. Other	5 – 15

Schedule of term of leases in which the Group is engaged with years
1. Vessels	1 - 6
2. Containers	1 - 13
3. Buildings, vehicles and other assets	Mainly 1 - 10

Schedule of estimated useful lives of intangible assets
Software	5 years
Capitalised software development costs	5 – 8 years